Pioneer Disciplined Value Fund

Schedule of Investments | May 31, 2019

Ticker Symbols: Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Schedule of Investments | 5/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 100.3%
	COMMON STOCKS - 94.7% of Net Assets
	Aerospace & Defense - 1.0%
23,785	Raytheon Co.	$4,150,483
	Total Aerospace & Defense	$4,150,483
	Air Freight & Logistics - 2.6%
68,308	FedEx Corp.	$10,538,558
	Total Air Freight & Logistics	$10,538,558
	Auto Components - 3.7%
113,107	Aptiv Plc	$7,243,372
215,054	BorgWarner, Inc.	7,630,116
	Total Auto Components	$14,873,488
	Automobiles - 0.7%
85,748	Harley-Davidson, Inc.	$2,805,675
	Total Automobiles	$2,805,675
	Banks - 13.1%
818,957	Bank of America Corp.	$21,784,256
216,733	JPMorgan Chase & Co.	22,965,029
36,639(a)	SVB Financial Group	7,379,095
	Total Banks	$52,128,380
	Beverages - 1.0%
31,325	PepsiCo., Inc.	$4,009,600
	Total Beverages	$4,009,600
	Capital Markets - 3.7%
18,542	BlackRock, Inc.	$7,705,313
175,894	Morgan Stanley	7,157,127
	Total Capital Markets	$14,862,440
	Chemicals - 1.2%
100,766	Dow, Inc.	$4,711,818
	Total Chemicals	$4,711,818
	Commercial Services & Supplies - 1.6%
57,882	Waste Management, Inc.	$6,329,397
	Total Commercial Services & Supplies	$6,329,397
	Communications Equipment - 3.7%
227,775	Cisco Systems, Inc.	$11,851,133
18,989	Motorola Solutions, Inc.	2,847,401
	Total Communications Equipment	$14,698,534
	Consumer Finance - 1.6%
86,831	Discover Financial Services	$6,473,251
	Total Consumer Finance	$6,473,251
	Containers & Packaging - 0.8%
50,916	Ball Corp.	$3,125,733
	Total Containers & Packaging	$3,125,733
	Diversified Telecommunication Services - 3.0%
387,062	AT&T, Inc.	$11,836,356
	Total Diversified Telecommunication Services	$11,836,356
	Electric Utilities - 1.1%
49,300	American Electric Power Co., Inc.	$4,245,716
	Total Electric Utilities	$4,245,716
	Electrical Equipment - 1.0%
66,688	Emerson Electric Co.	$4,017,285
	Total Electrical Equipment	$4,017,285
	Energy Equipment & Services - 0.9%
162,683	Halliburton Co.	$3,463,521
	Total Energy Equipment & Services	$3,463,521
	Entertainment - 0.6%
81,162	Viacom, Inc., Class B	$2,356,133
	Total Entertainment	$2,356,133
	Equity Real Estate Investment Trusts (REITs) - 7.3%
80,630	Digital Realty Trust, Inc.	$9,491,764
7,877	Essex Property Trust, Inc.	2,298,036
122,745	Liberty Property Trust	5,826,705
47,173	Prologis, Inc.	3,475,235
48,811	Simon Property Group, Inc.	7,911,775
	Total Equity Real Estate Investment Trusts (REITs)	$29,003,515
	Food & Staples Retailing - 1.9%
9,702	Costco Wholesale Corp.	$2,324,405
105,512	Walgreens Boots Alliance, Inc.	5,205,962
	Total Food & Staples Retailing	$7,530,367
	Health Care Equipment & Supplies - 2.3%
98,691	Medtronic Plc	$9,136,813
	Total Health Care Equipment & Supplies	$9,136,813
	Health Care Providers & Services - 4.4%
51,625	Humana, Inc.	$12,640,898
30,677(a)	Laboratory Corp. of America Holdings	4,988,387
	Total Health Care Providers & Services	$17,629,285
Shares		Value
	Health Care Technology - 1.2%
66,326(a)	Cerner Corp.	$4,640,830
	Total Health Care Technology	$4,640,830
	Household Products - 0.5%
20,658	Procter & Gamble Co.	$2,125,915
	Total Household Products	$2,125,915
	Insurance - 7.7%
52,741	Marsh & McLennan Cos., Inc.	$5,042,040
281,328	Progressive Corp.	22,303,684
34,927	Prudential Financial, Inc.	3,226,556
	Total Insurance	$30,572,280
	IT Services - 1.0%
65,028	Cognizant Technology Solutions Corp.	$4,027,184
	Total IT Services	$4,027,184
	Machinery - 1.1%
35,409	Stanley Black & Decker, Inc.	$4,504,733
	Total Machinery	$4,504,733
	Metals & Mining - 0.3%
142,558	Freeport-McMoRan, Inc.	$1,384,238
	Total Metals & Mining	$1,384,238
	Multiline Retail - 0.6%
17,348	Dollar General Corp.	$2,208,053
	Total Multiline Retail	$2,208,053
	Oil, Gas & Consumable Fuels - 8.2%
106,098	ConocoPhillips	$6,255,538
132,747	EOG Resources, Inc.	10,869,324
303,239	TOTAL SA (A.D.R.)	15,616,809
	Total Oil, Gas & Consumable Fuels	$32,741,671
	Pharmaceuticals - 5.3%
49,211	Eli Lilly & Co.	$5,705,523
140,000	Merck & Co., Inc.	11,089,400
88,950	Novo Nordisk AS (A.D.R.)	4,198,440
	Total Pharmaceuticals	$20,993,363
	Road & Rail - 1.3%
21,234	Kansas City Southern	$2,405,388
15,253	Norfolk Southern Corp.	2,976,470
	Total Road & Rail	$5,381,858
	Semiconductors & Semiconductor Equipment - 1.2%
40,464(a)	Advanced Micro Devices, Inc.	$1,109,118
10,569	Lam Research Corp.	1,845,453
58,592(a)	Micron Technology, Inc.	1,910,685
	Total Semiconductors & Semiconductor Equipment	$4,865,256
	Specialty Retail - 6.1%
85,734	Home Depot, Inc.	$16,276,600
158,366	TJX Cos., Inc.	7,964,226
	Total Specialty Retail	$24,240,826
	Technology Hardware, Storage & Peripherals - 1.6%
5,748	Apple, Inc.	$1,006,302
94,601	NetApp, Inc.	5,600,379
	Total Technology Hardware, Storage & Peripherals	$6,606,681
	Textiles, Apparel & Luxury Goods - 0.5%
21,269	PVH Corp.	$1,811,906
	Total Textiles, Apparel & Luxury Goods	$1,811,906
	Trading Companies & Distributors - 0.9%
32,692(a)	United Rentals, Inc.	$3,599,389
	Total Trading Companies & Distributors	$3,599,389
	TOTAL COMMON STOCKS
	(Cost $384,038,066)	$377,630,531
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6% of Net Assets
4,005,000(b)	U.S. Treasury Bills, 6/4/19	$4,004,749
18,405,000(b)	U.S. Treasury Bills, 6/18/19	18,387,572
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $22,388,980)	$22,392,321
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.3%
	(Cost $406,427,046)	$400,022,852
	OTHER ASSETS AND LIABILITIES - (0.3)%	$(1,253,477)
	NET ASSETS - 100.0%	$398,769,375

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$377,630,531	$–	$–	$377,630,531
U.S. Government and Agency Obligations	–	22,392,321	–	22,392,321
Total Investments in Securities	$377,630,531	$22,392,321	$–	$400,022,852

During the nine months ended May 31, 2019, there were no transfers between Levels 1, 2 and 3.